INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME TAX EXPENSE
Income tax expense	$ 17,490	$ (1,873)	$ 1,705
Pre-tax loss	$ 10,649	$ 24,308	$ 43,989
Income tax expense to pre-tax loss (as a percent)	(164.00%)
Period to use pre-change NOL and credit against post-change taxable income	5 years
Tax losses under Australian tax law	$ 122,900
Deemed payment of interest	20,700
Pre-change losses
INCOME TAX EXPENSE
Deferred tax assets	39,500
Reduced net operating loss carryforwards	$ 208,500